Basis of preparation and material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES [Abstract]
Statement of compliance
(a) Statement of compliance
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements were approved by the Board of Directors of the Company on February 19, 2025.
Basis of preparation
(b) Basis of preparation
The consolidated financial statements have been prepared on the historical cost basis except for those assets and liabilities that are measured at fair values at the end of each reporting period. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Basis of consolidation
(c) Basis of consolidation
Subsidiaries
These consolidated financial statements include the financial statements of the Company and entities controlled by the Company (“Subsidiaries”). Control exists when the Company is exposed, or has rights to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the Subsidiary.

Cash and cash equivalents
(d) Cash and cash equivalents
The Company considers all highly liquid investments with original maturities of three months or less at the date of acquisition to be cash equivalents. These highly liquid investments only comprise short-term Canadian and United States government treasury bills and other evidences of indebtedness and treasury bills of the Canadian provinces with a minimum credit rating of R-1 mid from the Dominion Bond Rating Service or an equivalent rating from Standard & Poor’s or Moody’s. In addition, the Company invests in bankers’ acceptances and other evidences of indebtedness of certain financial institutions, including Canadian banks.

Inventories
(e) Inventories
Finished goods, work-in-process, and stockpiled ore are valued at the lower of weighted average production cost or net realizable value. Production costs include the cost of raw materials, direct labour, mine-site overhead expenses and depreciation and depletion of mining interests. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. At operations where ore extracted contains a significant amount of metals other than gold, primarily copper or silver, cost is allocated between the joint products on a pro rata basis.
Stockpiles represent ore that has been extracted from the mine and is available for further processing. Costs are added to stockpiles based on current mining costs, including applicable overhead and depreciation and depletion relating to mining operations. Costs are removed at each stockpile’s average cost per recoverable unit as material is processed.
Work-in-process inventory represents materials that are currently in the process of being converted into finished goods. The average production cost of finished goods represents the average cost of work-in-process inventories incurred prior to the refining process, plus applicable refining, selling, shipping costs and associated royalties.
Supplies are measured at weighted average cost. In the event that the net realizable value of the finished product, the production of which the supplies are held for use in, is lower than the expected cost of the finished product, the supplies are written down to net realizable value.

Mining interests
(f) Mining interests
Mining properties
The costs associated with mining properties include acquired interests in production, development and exploration stage properties representing the fair value at the time they were acquired.
Mining properties include costs directly attributable to bringing a mineral asset into the state where it is capable of operating in the manner intended by management. The determination of development costs to be capitalized during the production stage of a mine operation requires the use of judgments and estimates.
The Company estimates its mineral reserves and mineral resources based on information compiled by appropriately qualified persons. The estimation of recoverable reserves will be impacted by forecasted commodity prices, exchange rates, production costs and recoveries amongst other factors. Changes in the reserve or resource estimates may impact the carrying value of assets and depreciation and impairment charges recorded in the consolidated income statement.
A mining property is considered to be capable of operating in a manner intended by management when it commences commercial production. Upon commencement of commercial production, a mining property is depleted on a unit-of-production method. Unit-of-production depletion rates are determined based on the estimated recoverable proven and probable mineral reserves at the mine.
Costs related to property acquisitions are capitalized until the viability of the mineral property is determined. When either external or internal triggering events determine that a property is not economically recoverable, the capitalized costs are written off.
The costs associated with the acquisition of land holdings are included within mining interest and are not depleted.
Exploration and evaluation
Exploration and evaluation costs are expensed until the probability that future economic benefits will flow to the entity and the asset cost or value can be measured reliably. Management uses the following criteria to determine the economic recoverability and probability of future economic benefits:
•The Company controls access to the benefit;
•Internal project economics are beneficial to the Company;
•The project is technically feasible; and
•Costs can be reliably measured.
Further development expenditures are capitalized to the property.
Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit which contains proven and probable reserves are exploration expenditures and are expensed as incurred to the date of establishing that property costs are economically recoverable. Further development expenditures, subsequent to the establishment of economic recoverability, are capitalized to the property.
Property, plant and equipment
Property, plant and equipment consists of buildings and fixtures, processing equipment and surface and underground fixed and mobile equipment.
Depreciation and depletion rates of major categories of asset costs
Mining properties are depleted using a unit-of-production method over the estimated economic life of the mine to which they relate. Management reviews the estimated total recoverable ounces contained in depletable reserves at each financial year end, and when events and circumstances indicate that such a review should be made. Plant and equipment is depreciated using unit-of-production or straight-line method over their estimated useful lives, or the remaining life of the mine, if shorter. Right-of-use assets are depreciated using the straight-line method over the remaining lease term, or the remaining life of the mine, if shorter. In the current year, the Company updated the remaining useful life of plant and machinery that are amortized over the life-of-mine in order to reflect the updated life-of-mine plans. Plant and machinery amortized over the life-of-mine have a remaining useful life of 9 years (2023 - 8 years). Changes to estimated useful lives are applied prospectively.

Asset class	Estimated useful life (years)
Plant and machinery	3 - 9
Mobile equipment	5 - 6
Capitalized borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that takes a substantial period of time to get ready for its intended use are capitalized until such time that the assets are substantially ready for their intended use. Other borrowing costs are recognized as an expense in the period in which they are incurred.
Where funds are borrowed specifically to finance a project, the amount capitalized represents the actual borrowing costs incurred. Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of interest rates applicable to relevant general borrowings of the Company during the period, to a maximum of actual borrowing costs incurred. Capitalization of interest is suspended during extended periods in which active development is interrupted.
Stripping costs in surface mining
As part of its operations, the Company incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred by the Company as part of development stage mining activities are deferred and capitalized as part of mining properties.
Stripping costs incurred during the production stage are incurred in order to produce inventory or to improve access to ore which will be mined in the future. Where the costs are incurred to produce inventory, the production stripping costs are accounted for as a cost of producing those inventories. Where the costs are incurred to improve access to ore which will be mined in the future, the costs are deferred and capitalized to the statement of financial position as a stripping activity asset (included in mining interest) if the following criteria are met: improved access to the ore body is probable; the component of the ore body can be accurately identified; and the costs relating to the stripping activity associated with the component can be reliably measured. If these criteria are not met, the costs are expensed in the period in which they are incurred.
The stripping activity asset is subsequently depleted using the units-of-production depletion method over the life of the identified component of the ore body to which access has been improved as a result of the stripping activity.
Derecognition
Upon sale or abandonment, the cost of the asset and related accumulated depreciation or depletion are removed from the accounts and any gains or losses thereon are recognized in net earnings.

Impairment of long-lived assets
(g) Impairment of long-lived assets
The Company reviews and evaluates its mining interests for indicators of impairment (or impairment reversal) at the end of each reporting period. Impairment assessments are conducted at the level of cash-generating units (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Each operating mine represents a separate CGU as each mine site or development project has the ability or the potential to generate cash inflows that are separately identifiable and independent of each other. If an indication of impairment or impairment reversal exists, the recoverable amount of the CGU is estimated. An impairment loss is recognized when the carrying amount of the CGU is in excess of its recoverable amount. An impairment reversal is recognized when the recoverable amount is in excess of the CGU carrying amount.
The recoverable amount of a mine site is the greater of its fair value less costs to dispose and value in use. In determining the recoverable amounts of the Company’s mine sites, the Company uses the fair value less costs to dispose as this will generally be greater than or equal to the value in use. When there is no binding sales agreement, fair value less costs to dispose is estimated as the discounted future after-tax cash flows expected to be derived from a mine site, less an amount for costs to dispose estimated based on similar past transactions. The inputs used in the fair value measurement constitute Level 3 inputs under the fair value hierarchy. When discounting estimated future cash flows, the Company uses an after-tax discount rate that would approximate what market participants would assign. Estimated cash flows are based on expected future production, metal selling prices, operating costs and capital costs. If the recoverable amount of a mine site is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. The carrying amount of each mine site includes the carrying amounts of mining properties, plant and equipment, and certain deferred tax balances. Impairment losses are recognized as expenses in the period they are incurred. The allocation of an impairment loss, if any, for a particular mine site to its assets is based on the relative book values of these assets at the date of impairment, to the extent that the impairment allocation does not reduce the carrying values of these asset classes below their recoverable amounts.
The Company assesses at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods for a long-lived asset may no longer exist or may have decreased. If any such indication exists, the Company estimates the recoverable amount of that CGU. A reversal of an impairment loss is recognized up to the lesser of the recoverable amount or the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the CGU in prior years. Reversals of impairment losses are recognized in net earnings in the period the reversals occur. There were no indicators of impairment or impairment reversal for the years ended December 31, 2024 and December 31, 2023.

Reclamation and closure cost obligations
(h) Reclamation and closure cost obligations
The Company’s mining and exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. The Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. The Company has recorded a liability and corresponding asset for the estimated future cost of reclamation and closure, including site rehabilitation and long-term treatment and monitoring costs. These costs represent management’s best estimates which incorporate assumptions on the effects of inflation, movements in foreign exchange rates and the effects of country and other specific risks associated with the related liabilities. The costs are discounted to net present value using the risk free rate applicable to the future cash outflows. Such estimates are, however, subject to changes in laws and regulations or changes to market inputs to the decommissioning model.
The present value of estimated costs is recorded in the period in which the asset is installed or the environment is disturbed and a reasonable estimate of future costs and discount rates can be made.
After the initial measurement, the obligation is adjusted to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized in finance costs, whereas increases and decreases due to changes in the estimated future cash flows are capitalized and depreciated over the life of the related asset unless the amount deducted from the cost exceeds the carrying value of the asset, in which case the excess is recorded in net earnings. Actual costs incurred upon settlement of the site restoration obligation are charged against the provision to the extent the provision was established for those costs. Upon settlement of the liability, a gain or loss may be recorded in net earnings.

Income taxes
(i) Income taxes
The income tax expense or benefit for the period consists of two components: current and deferred.

Current Tax
The tax currently payable is based on taxable earnings for the year. Taxable earnings differ from earnings before taxes due to items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the statement of financial position date in each of the jurisdictions and includes any adjustments for taxes payable or recovery in respect of prior periods.
Deferred Tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated statement of financial position and the corresponding tax base used in the computation of taxable net earnings. Deferred tax is calculated based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates that are expected to apply in the year of realization or settlement based on tax rates and laws enacted or substantively enacted at the statement of financial position date.
Deferred tax liabilities are generally recorded for all taxable temporary differences. Deferred tax liabilities are recognized for taxable temporary differences except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.
Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable earnings will be available against which those deductible temporary differences can be utilized. The carrying amount of the deferred tax assets are reviewed at each statement of financial position date and are reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
Current and deferred tax for the year
Current and deferred tax are recognized in net earnings except when they arise as a result of items recognized in other comprehensive income or directly in equity in the current or prior periods, in which case the related current and deferred income taxes are also recognized in other comprehensive income or directly in equity, respectively.

Foreign currency translation
(j) Foreign currency translation
The functional currency of the Company and the presentation currency of the consolidated financial statements is the United States dollar (“U.S. dollar”).
Management determines the functional currency by examining the primary economic environment of each operating mine, development and exploration project. The Company considers the following factors in determining its functional currency:
•The main influences of sales prices for goods and the country whose competitive forces and regulations mainly determine the sales price;
•The currency that mainly influences labour, material and other costs of providing goods;
•The currency in which funds from financing activities are generated; and
•The currency in which receipts from operating activities are usually retained.
When preparing the consolidated financial statements of the Company, the Company translates non-U.S. dollar balances into U.S. dollars as follows:
•Mining interest and equity method investments using historical exchange rates;
•Financial instruments measured at fair value through profit or loss using the closing exchange rate as at the statement of financial position date with translation gains and losses recorded in net earnings;
•Deferred tax assets and liabilities using the closing exchange rate as at the statement of financial position date with translation gains and losses recorded in net earnings;
•Other assets and liabilities using the closing exchange rate as at the statement of financial position date with translation gains and losses recorded in net earnings; and
•Income and expenses are translated at the exchange rate in effect on the dates they occur, except for expenses that relate to non-monetary assets and liabilities measured at historical rates, which are translated using the same historical rate as the associated non-monetary assets and liabilities.

Earnings (loss) per share
(k) Earnings (loss) per share
Earnings (loss) per share calculations are based on the weighted average number of common shares and common share equivalents issued and outstanding during the year. Diluted earnings per share are calculated using the treasury stock method. This requires the calculation of diluted earnings per share by assuming that outstanding stock options, deferred share units, and performance share units with an average market price that exceeds the average exercise price of the options for the year, are exercised and the assumed proceeds are used to repurchase shares of the Company at the average market price of the common share for the year.

Revenue recognition
(l) Revenue recognition
Revenue from the sale of metals and metals in concentrate is recognized when the Company satisfies the performance obligations associated with the sale. Typically, this is accomplished when control over the metals and metals in concentrate are passed from the Company to the buyer. Factors that may indicate the point in time at which control passes include:
•The Company has transferred to the purchaser the significant risks and rewards of ownership;
•The Company has transferred legal title to the asset sold to the purchaser;
•The Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
•The Company has transferred physical possession of the asset to the purchaser;
•The Company has present right to payment; and
•The purchaser has accepted the asset.
Revenue from the sale of metals in concentrate may be subject to adjustment upon final settlement of estimated metal prices, weights and assays. Revenue is initially recognized based on the estimated fair value of the total consideration receivable. Adjustments to revenue for metal prices and other adjustments are recorded at each period end and on final settlement. Refining and treatment charges are netted against revenue for sales of metal concentrate.

Financial assets
(m) Financial assets
Financial assets are initially measured at fair value and are subsequently measured at either amortized cost or fair value through profit or loss, depending on the classification of the financial assets. The classification of assets is driven by the Company’s business model for managing financial assets and their contractual cash flow characteristics.
The fair value of financial instruments traded in active markets is based on quoted market prices at the date of the statement of financial position. The quoted market price used for financial assets held by the Company is the last bid price of the day. The Company has categorized its financial assets in accordance with IFRS 9, Financial Instruments (“IFRS 9”) into one of the following two categories:

Category under IFRS 9	Description
Fair value through profit or loss
Includes marketable securities, gold and copper swap contracts, foreign exchange forward contracts, fuel hedge swap contracts, and other financial assets designated to this category under the fair value option. The Company has assessed the contractual cash flows of its provisionally priced contracts in accordance with IFRS 9 and has classified these contracts as fair value through profit or loss (“FVTPL”).

Financial assets at amortized cost	Includes cash and cash equivalents, and trade receivables at amortized cost.

Marketable equity securities
Marketable equity securities are designated on initial recognition as financial assets measured at FVTPL. Marketable securities are measured at FVTPL at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. Fair value is determined by applying the quoted price for each marketable equity security to the number of instruments held at each reporting period end.
Financial liabilities
(n) Financial liabilities
Financial liabilities are accounted for at amortized cost except for those at FVTPL which includes liabilities designated as FVTPL and derivatives. Financial liabilities classified as FVTPL or those which are designated as FVTPL under the fair value option are measured at fair value with unrealized gains and losses recognized in net earnings. In cases where financial liabilities are designated as FVTPL, the part of a fair value change due to an entity's own credit risk is recorded in other comprehensive income rather than the consolidated income statements. Financial liabilities at amortized cost are initially measured at fair value net of transaction costs, and subsequently measured at amortized cost.
The Company has classified its financial liabilities in accordance with IFRS 9 into one of the following two categories:

Category under IFRS 9	Description
Fair value through profit or loss
Includes provisions related to the RSU plans, DSU plans and the cash settled portion of the PSU plans, foreign exchange forward contracts, the Rainy River gold stream obligation, and the New Afton free cash flow interest obligation.

Financial liabilities at amortized cost	Includes trade and other payables and long-term debt.

Derivative instruments
(o) Derivative instruments
Derivative instruments, including embedded derivatives, are recorded at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives that do not qualify for hedge accounting are recorded in net earnings.

Non-current derivative financial liabilities
The Company has a gold stream agreement with RGLD Gold AG (the "Rainy River gold stream obligation"), a wholly owned subsidiary of Royal Gold Inc. (“Royal Gold”) and a strategic partnership with Ontario Teachers’ Pension Plan (“Ontario Teachers’”) whereby Ontario Teachers' held a 46% free cash flow interest in the New Afton mine (the "New Afton free cash flow interest obligation"). Refer to Note 10.
For accounting purposes, the Company determined that these obligations represented financing contracts with embedded derivatives. The value of the embedded derivatives changed in response to various factors, such as metal prices and the economic output of the underlying mines. As these obligations had embedded derivatives that would otherwise need to be accounted for separately at FVTPL, the Company designated the deposit received from the counterparties as a financial liability at FVTPL, with initial and subsequent measurement at fair value, as permitted under IFRS 9, for both instruments. Transaction costs directly attributable to non-current derivative financial liabilities were expensed through profit or loss.
Fair value of the non-current derivative financial liabilities on initial recognition was determined by the amount of the cash advance received. Subsequent fair value was calculated on each reporting date with gains and losses recorded in net earnings. Fair value adjustments as a result of the Company’s own credit risk were recorded in the consolidated statement of comprehensive income (loss), as required by IFRS 9 for financial liabilities designated as at FVTPL. Components of the adjustment to fair value for the non-current derivative financial liabilities at each reporting date include:

Financial instrument	Components of the adjustment to fair value
Rainy River gold stream obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices

New Afton free cash flow interest obligation
•Accretion expense due to passage of time
•Change in the risk-free interest rate
•Change in the Company specific credit spread
•Change in any expected ounces to be delivered
•Change in future metal prices
•Change in production profile, operating and capital costs at New Afton, including considerations to the minimum cash guarantee over the first four years of the instrument.

Provisional pricing
Certain products are “provisionally priced” whereby the selling price is subject to final adjustment. The final price is based on the market price at the relevant quotation point stipulated in the contract. As is customary in the industry, revenue on provisionally priced sales is recognized based on estimates of the fair value of the consideration receivable based on relevant forward market prices. At each reporting date, provisionally priced metal is marked to market based on the forward selling price for the quotational period stipulated in the contract. For this purpose, the selling price can be measured reliably for those products, such as gold and copper, for which there exists active and freely traded commodity markets. The marking to market of provisionally priced sales contracts is recorded as an adjustment to revenue.
Gold and copper swaps
In order to mitigate a portion of the metal price exposure associated with the time lag between the provisional and final determination of concentrate sales, the Company has entered into cash settled derivative gold and copper contracts to swap future contracted monthly average metal prices for fixed metal prices. At each reporting date, these gold and copper swap agreements are marked to market based on corresponding forward gold and copper prices. The marking to market of gold and copper swap agreements is recorded as an adjustment to revenue.

Foreign exchange forward contracts
To hedge operating costs against foreign currency exposure, the Company has entered into foreign exchange forward contracts. These contracts are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses are recorded within operating expenses and other gains and losses.

Fuel hedge swap contracts
To reduce exposure to volatile fuel prices, the Company entered into diesel fuel hedge swap contracts. These contracts are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses are recorded within operating expenses.
Trade and other receivables	(p) Trade and other receivables Trade and other receivables are carried at amortized cost less impairment. Trade and other receivables are impaired if they are determined to be uncollectible.
Leases
(q) Leases
The Company recognizes right-of-use assets and lease liabilities in the consolidated statement of financial position initially measured as the present value of future lease payment and recognizes depreciation of right-of-use assets and interest on lease liabilities in the consolidated income statement. Lease payments, including both principal and interest components, are recognized within the consolidated statement of cash flows within financing activities.
For short-term leases (lease terms of 12 months or less) and leases of low-value or immaterial assets, the Company has opted to recognize these lease payments as expenses on the consolidated income statement. This expense is presented within operating expenses.
Changes in accounting policies
(r) Changes in accounting policies
IAS 1 - Presentation of financial statements-classification of liabilities as current or non-current
Amendments to IAS 1 - Presentation of financial statements-classification of liabilities as current or non-current affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items. The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of 'settlement' to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The Amendments to IAS 1 were applied on January 1, 2024. The adoption of the Amendments to IAS 1 did not materially impact the consolidated financial statements of the Company.

IAS 1 - Presentation of financial statements non-current liabilities with covenants
Amendments to IAS 1 - Presentation of financial statements non-current liabilities with covenants specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity's right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g., a covenant based on the entity's financial position at the reporting date that is assessed for compliance only after the reporting date). The IASB also specifies that the right to defer settlement of a liability for at least twelve months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period. However, if the entity's right to defer settlement of a liability is subject to the entity complying with covenants within twelve months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within twelve months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants. The Amendments to IAS 1 were applied on January 1, 2024. The adoption of the Amendments to IAS 1 did not materially impact the consolidated financial statements of the Company.